Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Schedule of Local and Foreign Components of Income Before Income Taxes

For the 6 months ended December 31, 2017 and December 31, 2016, the local (United States) and foreign components of loss before income taxes were comprised of the following:

	For the 6 months ended	For the 6 months ended
	December 31, 2017	December 31, 2016

Tax jurisdictions from:
- Local	$(27,755)	$(39,705)
- Foreign, representing
Anguilla	(1,600)	(1,100)
Hong Kong	(1,151)	(1,676)
Malaysia	(20,432)	(11,134)

Loss before income tax	$(50,938)	$(53,615)

For the years ended June 30, 2017 and June 30, 2016, the local (United States) and foreign components of loss before income taxes were comprised of the following:

	June 30, 2017	June 30, 2016
Tax jurisdictions from:
-Local	$(56,670)	$(40,242)
-Foreign, representing
Anguilla	(1,600)	-
Hong Kong	(2,494)	(152)
Malaysia	(52,310)	(22,973)

Loss before income tax	$(113,074)	$(63,367)

Schedule of Provision for Income Taxes

The provision for income taxes consisted of the following:

	For the 6 months ended	For the 6 months ended
	December 31, 2017	December 31, 2016
Current:
- Local	$-	$-
- Foreign	-	-

Deferred:
- Local	-	-
- Foreign	-	-

Income tax expense	$-	$-

The provision for income taxes consisted of the following:

	June 30, 2017	June 30, 2016
Current:
-Local	$-	$-
-Foreign, representing Malaysia	-	-
Deferred:
-Local	-	-
-Foreign, representing Malaysia	-	-

Income tax provision	$-	$-

Schedule of Components of Deferred Tax Assets

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of June 30, 2017 and 2016:

	As of June 30,
	2017	2016
Deferred tax assets:
Net operating loss carryforwards
- United States of America	$19,835	$14,085
- Hong Kong	412	25
- Malaysia	11,992	5,796
	71,722	19,906
Less: valuation allowance	(71,722)	(19,906)
Deferred tax assets	-	-